VESSELS AND EQUIPMENT - Additional Information (Details) $ in Thousands		1 Months Ended								3 Months Ended		12 Months Ended
	Nov. 30, 2015 USD ($)	Jun. 30, 2015 USD ($) vessel	Mar. 31, 2015 USD ($) vessel	Jan. 31, 2015 vessel	Sep. 30, 2014 USD ($) vessel	Mar. 31, 2014 vessel	Jan. 31, 2014 vessel	Dec. 31, 2013 vessel	Sep. 30, 2013 vessel	Mar. 31, 2015 USD ($) vessel	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) vessel	Dec. 31, 2013 USD ($) vessel
Property, Plant and Equipment [Line Items]
Cost of newbuild vessel delivered			$ 100,000								$ 137,500
Reverse acquisition [Member]
Property, Plant and Equipment [Line Items]
Equipment acquired	$ 2,700
Vessels and equipment [Member]
Property, Plant and Equipment [Line Items]
Additions												$ 101,752
Vessel [Member] | Reverse acquisition [Member]
Property, Plant and Equipment [Line Items]
Fair Value of Assets Acquired	$ 130,000
Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Transfers from Newbuildings												$ 133,429	$ 186,717	$ 69,348
STX Korea [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of newbuildings delivered | vessel						2	2	1	1
Number of vessels on order | vessel													4	6
Cost of newbuild vessel delivered														$ 69,300
Guangzhou Longxe Shipbuilding Co. Ltd [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of newbuildings delivered | vessel		1	1	1	1
Cost of newbuild vessel delivered		$ 43,900			$ 44,700					$ 89,500
Vessel [Member] | Guangzhou Longxe Shipbuilding Co. Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels on order | vessel		14			14					14